Stock Based Compensation (Details 1) - Mar. 31, 2015 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Number of outstanding options at end of period (in shares)	665,058
Number of Exercisable at end of period (in shares)	289,379
Exercise Price11701780 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	$ 11.70
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 17.80
Number of outstanding options at end of period (in shares)	47,024
Weighted Average Remaining Contractual Term	3 years 6 months 14 days
Weighted Average Exercise Price (in dollars per share)	$ 12.13
Number of Exercisable at end of period (in shares)	47,024
Weighted Average Exercise Price (in dollars per share)	$ 12.13
Exercise Price199322 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	1.99
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 3.22
Number of outstanding options at end of period (in shares)	190,567
Weighted Average Remaining Contractual Term	9 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 2.55
Number of Exercisable at end of period (in shares)	77,817
Weighted Average Exercise Price (in dollars per share)	$ 2.46
Exercise Price075150 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	0.75
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 1.50
Number of outstanding options at end of period (in shares)	218,679
Weighted Average Remaining Contractual Term	9 years 8 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 0.80
Number of Exercisable at end of period (in shares)	15,000
Weighted Average Exercise Price (in dollars per share)	$ 1.35
Exercise Price21003420 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	21.00
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 34.20
Number of outstanding options at end of period (in shares)	38,960
Weighted Average Remaining Contractual Term	2 years 1 month 17 days
Weighted Average Exercise Price (in dollars per share)	$ 22.67
Number of Exercisable at end of period (in shares)	38,960
Weighted Average Exercise Price (in dollars per share)	$ 22.67
Exercise Price335600 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	3.35
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 6.00
Number of outstanding options at end of period (in shares)	158,997
Weighted Average Remaining Contractual Term	6 years 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 3.90
Number of Exercisable at end of period (in shares)	99,747
Weighted Average Exercise Price (in dollars per share)	$ 3.89
Exercise Price41404145 [Member]
Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit (in dollars per share)	41.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 41.45
Number of outstanding options at end of period (in shares)	10,831
Weighted Average Remaining Contractual Term	5 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 41.40
Number of Exercisable at end of period (in shares)	10,831
Weighted Average Exercise Price (in dollars per share)	$ 41.40